Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 571	£ 1,063
Profit after tax from discontinued operations attributable to the parent	76	65
Total profit after tax attributable to the parent	£ 647	£ 1,128
Basic earnings per share (continuing) (in GBP per share)	£ 0.126	£ 0.267	[1]
Basic earnings per share (discontinued) (in GBP per share)	0.017	0.016
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.143	£ 0.283	[1]
Weighted average number of shares - basic (in shares)	4,526	3,981
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 571	£ 1,063
Profit after tax from discontinued operations attributable to the parent	76	65
Total profit after tax attributable to the parent	£ 647	£ 1,128
Diluted earnings per share (continuing) (in GBP per share)	£ 0.126	£ 0.266	[1]
Diluted earnings per share (discontinued) (in GBP per share)	0.016	0.016
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.142	£ 0.282	[1]
Weighted average number of shares - diluted (in shares)	4,547	3,999

[1]	Restated to reflect the impact of the bonus element of the Rights Issue (see note 9).